PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2017	2018
Cost:
Computers and peripheral equipment	$29,806	$31,003
Office furniture and equipment	12,099	12,259
Leasehold improvements	3,553	3,622

	45,458	46,884
Accumulated depreciation:
Computers and peripheral equipment	28,295	29,312
Office furniture and equipment	10,723	10,951
Leasehold improvements	2,605	2,756

	41,623	43,019

Depreciated cost	$3,835	$3,865